March 20, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust IX (Trust)
          Liberty All-Star Growth and Income Fund (Fund)
          File Nos. 333-66819 & 811-09095

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated March 17, 2000 for the Fund do not differ from that contained in Post-Effective Amendment No. 3 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 17, 2000.

The Fund's Class A, B, C and Z Prospectuses and Statement of Additional Information dated March 17, 2000, are now being used in connection with the public offering and sale of shares of the Fund.

The Fund is a separate portfolio of the Trust.


Very truly yours,

Liberty Funds Trust IX



Tracy S. DiRienzo
Assistant Secretary


cc:        M. Muller (Ropes)(5)
           Blue Sky
           J. DiMaria (PWC)
           H. Cavanna (J.P. Morgan)
           J. Lindenthal (Oppenheimer)
           M. Donovan (Boston Partners)
           S. Byrne (Westwood)
           G. Bickerstaff (TCW)
           D. DiSilva
           D. Young (2 copies)